FDIC loss share asset	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
FDIC loss share asset

Note 12 – FDIC loss share asset

As indicated in Note 4 to the consolidated financial statements, in connection with the Westernbank FDIC-assisted transaction, BPPR entered into loss share agreements with the FDIC with respect to the covered loans and other real estate owned. The following table sets forth the activity in the FDIC loss share asset for the periods presented.

	Year ended December 31,
(In thousands)	2012	2011	2010
Balance at beginning of year	$1,915,128	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	-	2,425,929
(Amortization) accretion of loss share indemnification asset	(129,676)	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	58,187	110,457	-
Reimbursable expenses to be covered under loss sharing agreements	29,234	5,093	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(969)	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(462,016)	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(10,790)	(5,454)	6,186
Balance at end of period	$1,399,098	$1,915,128	$2,410,219

As part of the loss share agreements, BPPR has agreed to make a true-up payment to the FDIC on the date that is 45 days following the last day (such day, the “true-up measurement date”) of the final shared-loss month, or upon the final disposition of all covered assets under the loss share agreements, in the event losses on the loss share agreements fail to reach expected levels. The estimated fair value of such true-up payment obligation is recorded as contingent consideration, which is included in the caption of other liabilities in the consolidated statements of financial condition.

The following table provides the fair value and the undiscounted amount of the true-up payment obligation at December 31, 2012 and 2011.

(In thousands)	December 31, 2012	December 31, 2011
Carrying amount (fair value)	$111,519	$98,340
Undiscounted amount	$178,522	$170,973

The loss share agreements contain specific terms and conditions regarding the management of the covered assets that BPPR must follow in order to receive reimbursement on losses from the FDIC. Under the loss share agreements, BPPR must:

  manage and administer the covered assets and collect and effect charge-offs and recoveries with respect to such covered assets in a manner consistent with its usual and prudent business and banking practices and, with respect to single family shared-loss loans, the procedures (including collection procedures) customarily employed by BPPR in servicing and administering mortgage loans for its own account and the servicing procedures established by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), as in effect from time to time, and in accordance with accepted mortgage servicing practices of prudent lending institutions;
  exercise its best judgment in managing, administering and collecting amounts on covered assets and effecting charge-offs with respect to the covered assets;
  use commercially reasonable efforts to maximize recoveries with respect to losses on single family shared-loss assets and best efforts to maximize collections with respect to commercial shared-loss assets;
  retain sufficient staff to perform the duties under the loss share agreements;
  adopt and implement accounting, reporting, record-keeping and similar systems with respect to the commercial shared-loss assets;
  comply with the terms of the modification guidelines approved by the FDIC or another federal agency for any single-family shared-loss loan;
  provide notice with respect to proposed transactions pursuant to which a third party or affiliate will manage, administer or collect any commercial shared-loss assets;
  file monthly and quarterly certificates with the FDIC specifying the amount of losses, charge-offs and recoveries; and
  maintain books and records sufficient to ensure and document compliance with the terms of the loss share agreements.

	Year ended December 31,
(In thousands)	2012	2011	2010
Balance at beginning of year	$1,915,128	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	-	2,425,929
(Amortization) accretion of loss share indemnification asset	(129,676)	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	58,187	110,457	-
Reimbursable expenses to be covered under loss sharing agreements	29,234	5,093	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(969)	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(462,016)	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(10,790)	(5,454)	6,186
Balance at end of period	$1,399,098	$1,915,128	$2,410,219